RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Balances with Related Parties

Due to related parties consists of short term amounts advanced to, services rendered and expenses paid on behalf of the Company by shareholders of the Company. These amounts are unsecured, non-interest bearing (except indicated below), and payable on demand. As at December 31, 2017 and December 31, 2016, the Company has the following balances with related parties:

	2017	2016
Due to related parties:	$	$
Amounts owing to companies under common control	598,847	545,857
Amounts owing to the parent of the CEO	741,803	69,665
	1,340,650	615,522

Schedule of Payment Or Accruals of Related Party

Key management personnel receive compensation in the form of short-term employee benefits, share-based payments, and post-employment benefits. Key management personnel include the Chief Executive Officer, Chief Financial Officer, and directors of the Company. The remuneration of key management is as follows:

	2017	2016
	$	$
Consulting fees paid to the CEO	151,200	-
Consulting fees paid to the CFO	120,055	-
	271,255	-